Risk Management and Derivative Instruments - Gross Fair Value of Derivative Instruments by Appropriate Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Net recorded fair value	$ 208,585	$ 7,600
Asset Derivatives, Net recorded fair value	311,802	42,657
Liability Derivatives, Net recorded fair value	3,289	7,996
Liability Derivatives, Net recorded fair value		5,875
Short-Term Derivative Instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	225,882	19,423
Asset Derivatives, Netting arrangements	(17,297)	(11,823)
Asset Derivatives, Net recorded fair value	208,585	7,600
Liability Derivatives, Gross fair value	20,586	19,819
Liability Derivatives, Netting arrangements	(17,297)	(11,823)
Liability Derivatives, Net recorded fair value	3,289	7,996
Short-Term Derivative Instruments [Member] | Commodity derivative contracts [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	225,882	18,578
Liability Derivatives, Gross fair value	17,297	17,120
Short-Term Derivative Instruments [Member] | Interest rate swaps [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value		845
Liability Derivatives, Gross fair value	3,289	2,699
Long-Term Derivative Instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	340,336	77,375
Asset Derivatives, Netting arrangements	(28,534)	(34,718)
Asset Derivatives, Net recorded fair value	311,802	42,657
Liability Derivatives, Gross fair value	28,534	40,593
Liability Derivatives, Netting arrangements	(28,534)	(34,718)
Liability Derivatives, Net recorded fair value		5,875
Long-Term Derivative Instruments [Member] | Commodity derivative contracts [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	339,031	77,348
Liability Derivatives, Gross fair value	28,534	38,456
Long-Term Derivative Instruments [Member] | Interest rate swaps [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	1,305	27
Liability Derivatives, Gross fair value		$ 2,137